Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

Note 31. Related party transactions

Balances and transactions between the Group and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note. Transactions between the Group and its related parties are disclosed below.

Outstanding activities

During the year, the Group entities carried out the following transactions with joint ventures and other related parties:

	For the year ended December 31
	2024	2023	2022
Sale of finished products	$2,396	$4,534	$7,733
Revenue from services and consulting	$531	$478	$1,034
Purchases of raw materials and other services	$20,200	$15,542	$12,367

For the year ended December 31, 2024 and 2023 there were no interest expense derived from related parties (2022: $76).

For the year ended December 31, 2024 other expenses derived from related party transactions are comprised of donations $730 (2023: $690), leases $492, consulting services $97 and others $532, which are recognized as other expenses in profit or loss.

The following current amounts were outstanding at the reporting date:

	As of December 31
	2024	2023
Trade and other receivables by related parties	$14,611	$13,474
Loans owed by related parties	986	2,272
Less: provisions	(12,490)	(11,838)
Amounts owed by related parties, net	$3,107	$3,908

The movements in the provision for doubtful accounts receivable from related parties are as follows:

	2024	2023
Balance as of January 1	(11,838)	(11,769)
(Impairment) reversals	(739)	909
Effect of foreign currency exchange differences	87	(978)
Balance as of December 31	(12,490)	(11,838)

	As of December 31
	2024	2023
Trade and other payables to related parties	$7,095	$8,083
Loans owed to related parties[1]	60	13,150
Amounts owed to related parties	$7,155	$21,233

Current	$7,155	$21,233
Non-current	$-	$-

[1]	As of December 31, 2023, the Group had outstanding liabilities amounting to $13,090 related to the loan with Herfroze and Bindermoor, related parties under control of the former shareholders of the Group. In 2024 such obligations were irrevocably extinguished and released under the Master Termination and Release Agreement. The derecognition of the related liabilities was recognized in equity as of December 31, 2024.

All outstanding balances with these related parties are priced on an arm’s length basis and are to be settled in cash within two months of the reporting date. None of the balances are secured. No expense has been recognized in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.

Loans to and from related parties

Loans to related parties	2024	2023
Balance as of January 1	$-	$215
Loan repayments received	-	(215)
Balance as of December 31, 2024	$-	$-

Loans from related parties	2024	2023
Balance as of January 1	$-	$61
Loan received (repayments)	5,071	(61)
Capitalizations effect on share premium account	(5,071)	-
Balance as of December 31, 2024	$-	$-

As of December 31, 2024 and 2023, the Group had no outstanding loan balances with related parties.

No loss allowance was recognized in expense in 2024 or 2023.

Transactions with directors and executive board management members

Total management compensation included in the Consolidated Statement of Profit or Loss and Other Comprehensive Income are as follows:

	For the year ended December 31
	2024	2023	2022
Short-term employee benefits	$3,127	$3,288	$2,415
Consulting fees	2,410	2,205	3,357
Total	$5,537	$5,493	$5,772

The table below sets forth the entities Sofgen has engaged in related party transactions with and their relationship to Sofgen.

Related Party	Relationship to Sofgen
Promedical S.A.	A Bolivian sociedad anónima owned 50% by the Minski Family and measured as an equity method investment.

Fundación Procaps	A Colombian non-profit entity owned 100% by members of the Minski Family.

Industrias Intercaps de Venezuela, C.A.	A Venezuelan compañía anónima owned 100% by members of the Minski Family and Hoche.

Originates Inc.	A Florida corporation owned 100% by members of the Minski Family.

Gelco S.A.S.	A Colombian sociedad por acciones simplificada that is 18.75% owned by members of the Minski Family.
Gelco Gelatinas do Brasil	A Colombian sociedad por acciones simplificada that is 18.75% owned by members of the Minski Family.

Laboratorios Vivax Pharmaceutical C.A.	A Venezuelan compañía anónima owned 100% by members of the Minski Family and Hoche.

C.I. Naturmega S.A.	A Colombian sociedad anónima owned 92% by members of the Minski Family. Mostly a supplier.

Simviel S.A.S.	A Colombian sociedad por acciones simplificada owned 100% by a member of the Minski Family.

Pharma Perspectives S.A.	A Costa Rican sociedad anónima owned 100% by members of the Minski Family and Hoche.

Carlton Mega Inversiones S.A.	A Costa Rican sociedad anónima owned 100% by members of the Minski Family and Hoche.

Sognatore Trust	A trust for the benefit of certain members of the Minski Family.

Deseja Trust	A trust for the benefit of certain members of the Minski Family.

Simphony Trust	A trust for the benefit of certain members of the Minski Family.

Union Acquisition Associates II, LLC	A Florida limited liability company controlled by a member of the Board of Directors.

Palo Santo Media LLC	A Florida limited liability company owned and controlled by an immediate family member of a member of the Board of Directors.

Escala Impresores S.A.S.	A Colombian sociedad por acciones simplificada owned by a brother of the Minski Family. Mostly a supplier.

Dilcrest Assets S.A.	A Panamanian sociedad anónima owned 100% by members of the Minski Family.

Herfroze Investments Ltd.	A Panama Limited liability company owned by members of the Minski Family.

Bindermoor Overseas S.A.	A Panama company owned by members of the Minski Family.

WM Partners LP	A Florida private equity firm that is 45% owned by members of the Minski Family and 45% owned by a member of the Board of Directors.

Batley Managment	A Panama company owned by members of the Minski Family.

Hoche Partners Pharma Holding SARL (Refer to Note 21. Secured convertible note)	Luxembourg company and a Procaps Shareholder.

Purchase and Sale of Goods and Services and Commercial Operations

Purchase of Goods and Services

Procaps has purchased goods and services in the ordinary course of business in arm’s length transactions under market terms from several related parties. During the years ended December 31, 2024, 2023, and 2022, Procaps purchased goods and services from the following companies: (i) C.I. Naturmega S.A.; (ii) Gelco S.A.S.; (iii) Productora de Gelatina S.A.S.; (iv) Originates Inc.; (v) Simviel S.A.S.; and (vi) Productora de Gelatina Do Brazil ltda, (vii) Wm Partners, L. P.; and (viii) Escala Impesores S.A.S Such goods and services consisted primarily of the sale of refined fish oil, gelatin and other raw materials. During the years ended December 31, 2024, 2023, and 2022, Procaps has purchased a total of $22.3 million, $19.1 million, and $15.9 million million in goods and services from these companies, respectively.

Sale of Goods

Procaps has sold goods in the ordinary course of business in arm’s length transactions under market terms to several related parties. During the years ended December 31, 2024, 2023, and 2022, Procaps sold goods to the following companies: (i) C.I. Naturmega S.A., (ii) Promedical S.A, (iii) Industrias Intercaps de Venezuela C.A. and (iv) Laboratorios Vivax Pharmaceutical C.A. Such goods consisted primarily of raw materials. During the years ended December 31, 2024, 2023, and 2022, Procaps has sold a total of approximately $2.4 million, $4.5 million, and $8.0 million in goods to these companies, respectively.

Sale of Services

Procaps has sold services in the ordinary course of business in arm’s length transactions under market terms to several related parties. During the years ended December 31, 2024, 2023, and 2022, Procaps sold services to the following companies: (i) Promedical S.A.; (ii) Originest Inc,; (iii) CI Naturmega S.A. and (iv) Fundacion Procaps Such services consisted primarily of technical advisory services. During the years ended December 31, 2024, 2023, and 2022, Procaps has sold a total of approximately $531 thousand, $478 thousand, and $1.034 thousand in services to these companies, respectively.

Commercial Operations

Sofgen Pharma has conducted commercial operations in the ordinary course of business in arm’s length transactions under market terms with several related parties.

During the years ended December 31, 2024, 2023, and 2022, Sofgen Pharma maintained balances of commercial operations with the following companies, generating accounts receivables by: (i) C.I. Naturmega S.A.; (ii) Industrias Intercaps de Venezuela C.A.; (iii) Originates Inc.; (vi) Productora de Gelatina S.A.S.; (v) Pharma Perspectives S.A.; (vi) Carlton Mega Inversiones S.A.; (vii) Escala Impresores S.A. and (viii) Promedical S.A. Such commercial operations consisted primarily of back-office services, leases, technical advisory and sale of finished products and raw materials. During the years ended December 31, 2024, 2023, and 2022, Procaps generated a total of approximately $14.6 million, $13.5 million, and $14.0 million in accounts receivables owed by these companies, respectively.

During the years ended December 31, 2024, 2023, and 2022, Sofgen Pharma conducted commercial operations with the following companies, generating accounts payable to: (i) C.I. Naturmega S.A.; (ii) Fundación Procaps; (iii) Originates Inc.; (iv) Gelco S.A.S.; (v) Productora de Gelatina S.A.S.; (vi) Promedical S.A.; (viii) Escala Impresores S.A.S. and (ix) Gelco Do Brazil. Such commercial operations consisted primarily of purchase of raw materials, technical advisory and leases. During the years ended December 31, 2024, 2023, and 2022, Procaps generated a total of approximately $ 7.1 million, $8.1 million and $6.1 million in accounts payable to these companies, respectively.

Party Donations, Advances, Long-Term Receivables, Loans and Guarantees

Donations

Procaps S.A. has made donations to Fundación Procaps in the total amount of approximately $ 0.9 million, $1.14 million, and $0.8 million for the years ended December 31, 2024, 2023, and 2022, respectively.

Advances

Procaps periodically advances payments for services to be performed by certain related parties, including Simviel S.A.S. As of December 31, 2024, no advances were made.